Operating Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Recognition from revenue from contract liability	$ 12,893	$ 27,194	$ 19,798